Annual Total Returns (Vanguard Explorer Fund - Investor Shares Participant) (Vanguard Explorer Fund, Vanguard Explorer Fund - Investor Shares)	18 Months Ended
Apr. 30, 2013
Vanguard Explorer Fund | Vanguard Explorer Fund - Investor Shares
Annual Total Return
2012	14.89%
2011	(1.89%)
2010	27.43%
2009	36.21%
2008	(40.40%)
2007	5.06%
2006	9.70%
2005	9.28%
2004	13.75%
2003	44.25%